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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended:   3/31/2008
                                                            ----------------
             Check here if Amendment[ ]:  Amendment Number:
                                                            ----------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          MICHAEL R. MURPHY
               -----------------------------------------------------------------
Address:       191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
               -----------------------------------------------------------------

Form 13F File Number 28-  11638
                          ------------------------------------------------------

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael R. Murphy
               -----------------------------------------------------------------
Title:         Managing Member of Discovery Group I, LLC
               -----------------------------------------------------------------
Phone:         312-265-9600
               -----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Michael R. Murphy
--------------------------------------------------------------------------------
(Signature)

Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)

5/14/2008
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
---------------

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                           2
             ----------------

Form 13F Information Table Entry Total:
                          25
             ----------------

Form 13F Information Table Value Total:
             $       174,157 (thousands)
             ----------------

      THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED
                            SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number    Name
1                28-11635                DANIEL J. DONOGHUE
----------       --------------------    ---------------------------------------
2                28-11637                DISCOVERY GROUP I, LLC
----------       --------------------    ---------------------------------------

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
                                                        13F INFORMATION TABLE
                                                              3/31/2008

          COLUMN 1            COLUMN 2  COLUMN 3    COLUMN 4   COLUMN 5                COLUMN 6    COLUMN 7         COLUMN 8
                                                                                                                Voting Authority
          NAME OF             TITLE OF               VALUE     SHRS OR    SH/  PUT/   INVESTMENT    OTHER
           ISSUER              CLASS      CUSIP    (X $1000)   PRN AMT    PRN  CALL   DISCRETION   MANAGERS  SOLE    SHARED    NONE
ALLION HEALTHCARE INC           COM     019615103      6,608   1,600,000  SH         SHARED-OTHER    1, 2           1,600,000
AMERICAN MED ALERT CORP         COM     027904101      5,290     916,742  SH         SHARED-OTHER    1, 2             916,742
CASCADE MICROTECH INC           COM     147322101      3,991     500,068  SH         SHARED-OTHER    1, 2             500,068
COLLECTORS UNIVERSE INC       COM NEW   19421R200        300      28,907  SH         SHARED-OTHER    1, 2              28,907
CYBEX INTL INC                  COM     23252E106      4,353   1,142,520  SH         SHARED-OTHER    1, 2           1,142,520
DRUGSTORE COM INC               COM     262241102     12,514   5,636,799  SH         SHARED-OTHER    1, 2           5,636,799
GAMING PARTNERS INTL CORP       COM     36467A107      2,081     302,090  SH         SHARED-OTHER    1, 2             302,090
HARRIS INTERACTIVE INC          COM     414549105        595     217,836  SH         SHARED-OTHER    1, 2             217,836
HAWK CORP                       CL A    420089104     16,705     953,458  SH         SHARED-OTHER    1, 2             953,458
HEARTLAND PMT SYS INC           COM     42235N108     13,535     588,241  SH         SHARED-OTHER    1, 2             588,241
HOME DIAGNOSTICS INC DEL        COM     437080104      6,567     943,500  SH         SHARED-OTHER    1, 2             943,500
HUTTIG BLDG PRODS INC           COM     448451104      2,537   1,093,385  SH         SHARED-OTHER    1, 2           1,093,385
HYPERCOM CORP                   COM     44913M105     12,859   2,962,807  SH         SHARED-OTHER    1, 2           2,962,807
LINCOLN EDL SVCS CORP           COM     533535100      4,751     395,881  SH         SHARED-OTHER    1, 2             395,881
NATIONAL MED HEALTH CARD SYS  COM NEW   636918302     10,146     996,621  SH         SHARED-OTHER    1, 2             996,621
OPENTV CORP                     CL A    G67543101     14,560  12,338,736  SH         SHARED-OTHER    1, 2          12,338,736
PSYCHEMEDICS CORP             COM NEW   744375205      6,546     367,780  SH         SHARED-OTHER    1, 2             367,780
RADYNE CORP                   COM NEW   750611402     15,762   1,850,000  SH         SHARED-OTHER    1, 2           1,850,000
S1 CORPORATION                  COM     78463B101        215      30,221  SH         SHARED-OTHER    1, 2              30,221
SCHULMAN A INC                  COM     808194104      6,756     329,083  SH         SHARED-OTHER    1, 2             329,083
SPANISH BROADCASTING SYS INC    CL A    846425882      7,078   3,999,029  SH         SHARED-OTHER    1, 2           3,999,029
SYNPLICITY INC                  COM     87160Y108        613      78,249  SH         SHARED-OTHER    1, 2              78,249
TIER TECHNOLOGIES INC           CL B    88650Q100      7,785     975,569  SH         SHARED-OTHER    1, 2             975,569
UTAH MED PRODS INC              COM     917488108      2,023      68,325  SH         SHARED-OTHER    1, 2              68,325
VNUS MED TECHNOLOGIES INC       COM     928566108      9,987     549,013  SH         SHARED-OTHER    1, 2             549,013

 TOTAL                                               174,157  38,864,860                                           38,864,860